Schedule of Company’s Assets Measured Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 08, 2023
Platform Operator, Crypto Asset [Line Items]
SAFE notes		$ 150,000	$ 136,450	$ 150,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
SAFE notes
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
SAFE notes
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
SAFE notes		$ 150,000	$ 136,450